UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Harbinger Holdings, LLC
Address:          450 Park Avenue, 30th Floor
                  New York, NY 10022


Form 13F File Number:          028-13483
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Philip Falcone
Title:            Managing Member
Phone:            212-339-5888

Signature, Place and Date of Signing:


       /s/ Philip Falcone              New York, New York     February 14, 2011
-------------------------------      ----------------------   -----------------
            [Signature]                   [City, State]            [Date]

Certain of the securities over which Harbinger Holdings, LLC exercises investment discretion, including Terrestar Corp and Mirant Corp, are not included on this Form 13F because such securities are not included on the SEC'S Official List of Section 13(f) Securities for the fourth quarter of fiscal year 2010. Positions in such securities, therefore, are not required to be reported on this Form 13F.

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 2
                                                          -------------------
Form 13F Information Table Entry Total:                           18
                                                          -------------------
Form 13F Information Table Value Total:                       $1,613,979
                                                          -------------------
                                                            (in thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name

1   028-13482             Harbinger Capital Partners LLC

2   028-12357             Harbinger Capital Partners Special Situations GP, LLC

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

                                                         HARBINGER HOLDINGS, LLC
                                                       FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED DECEMBER 31, 2010

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
                                                        ------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261   32,909    875,000 SH       DEFINED    1           875,000
CLIFFS NATURAL RESOURCES INC COM              18683K101   35,105    450,000 SH       DEFINED    1           450,000
CONSTELLATION ENERGY GROUP I COM              210371100    3,462    113,025 SH       DEFINED    2           113,025
CORN PRODS INTL INC          COM              219023108  128,606  2,795,779 SH       DEFINED    1         2,795,779
CROSSTEX ENERGY INC          COM              22765Y104   39,870  4,500,000 SH       DEFINED    1         4,500,000
EXCO RESOURCES INC           COM              269279402  135,217  6,962,775 SH       DEFINED    1         6,962,775
HARBINGER GROUP INC          COM              41146A106   23,910  3,862,622 SH       DEFINED    1         3,862,622
HARBINGER GROUP INC          COM              41146A106   17,151  2,770,752 SH       DEFINED    2         2,770,752
MEDIA GEN INC                CL A             584404107      935    161,771 SH       DEFINED    1           161,771
NEW YORK TIMES CO            CL A             650111107   36,724  3,747,386 SH       DEFINED    1         3,747,386
OWENS CORNING NEW            *W EXP 10/30/201 690742127    1,069    475,000 SH       DEFINED    1           475,000
PETROHAWK ENERGY CORP        COM              716495106   61,100  3,347,959 SH       DEFINED    1         3,347,959
PROSHARES TR                 PSHS ULSHT SP500 74347R883   35,640  1,500,000 SH       DEFINED    1         1,500,000
RADIAN GROUP INC             COM              750236101   19,544  2,421,809 SH       DEFINED    1         2,421,809
REDDY ICE HLDGS INC          COM              75734R105    1,896    689,587 SH       DEFINED    1           689,587
SPDR GOLD TRUST              GOLD SHS         78463V107   38,842    280,000 SH       DEFINED    1           280,000
SPECTRUM BRANDS HLDGS INC    COM              84763R101  863,761 27,711,284 SH       DEFINED    1        27,711,284
SPECTRUM BRANDS HLDGS INC    COM              84763R101  138,238  4,434,980 SH       DEFINED    2         4,434,980